Taxes (Tables)	12 Months Ended
Jan. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
U.S.	$16,685	$18,610	$19,412
Non-U.S.	4,953	6,189	5,244
Total income from continuing operations before income taxes	$21,638	$24,799	$24,656

Schedule of components of income tax expense (benefit)
A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Current:
U.S. federal	$5,562	$6,165	$6,377
U.S. state and local	622	810	719
International	1,400	1,529	1,523
Total current tax provision	7,584	8,504	8,619
Deferred:
U.S. federal	(704)	(387)	(72)
U.S. state and local	(106)	(55)	37
International	(216)	(77)	(479)
Total deferred tax expense (benefit)	(1,026)	(519)	(514)
Total provision for income taxes	$6,558	$7,985	$8,105

Schedule of effective income tax rate reconciliation
A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2016	2015	2014
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.8%	1.8%	2.0%
Income taxed outside the U.S.	(4.0)%	(2.7)%	(2.8)%
Net impact of repatriated international earnings	0.1%	(1.5)%	(1.4)%
Other, net	(2.6)%	(0.4)%	0.1%
Effective income tax rate	30.3%	32.2%	32.9%

Schedule of deferred tax assets and liabilities
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2016	2015
Deferred tax assets:
Loss and tax credit carryforwards	$3,313	$3,255
Accrued liabilities	3,763	3,395
Share-based compensation	192	184
Other	1,390	1,119
Total deferred tax assets	8,658	7,953
Valuation allowances	(1,456)	(1,504)
Deferred tax assets, net of valuation allowance	7,202	6,449
Deferred tax liabilities:
Property and equipment	5,813	5,972
Inventories	1,790	1,825
Other	1,452	1,618
Total deferred tax liabilities	9,055	9,415
Net deferred tax liabilities	$1,853	$2,966

Schedule of deferred taxes classification in consolidated balance sheets
The deferred taxes are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2016	2015
Balance Sheet classification:
Assets:
Prepaid expenses and other	$—	$728
Other assets and deferred charges	1,504	1,033
Asset subtotals	1,504	1,761
Liabilities:
Accrued liabilities	—	56
Deferred income taxes and other	3,357	4,671
Liability subtotals	3,357	4,727
Net deferred tax liabilities	$1,853	$2,966

Summary of income tax contingencies
A reconciliation of unrecognized tax benefits from continuing operations was as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Unrecognized tax benefits, beginning of year	$838	$763	$818
Increases related to prior year tax positions	164	7	41
Decreases related to prior year tax positions	(446)	(17)	(112)
Increases related to current year tax positions	119	174	133
Settlements during the period	(25)	(89)	(117)
Lapse in statutes of limitations	(43)	—	—
Unrecognized tax benefits, end of year	$607	$838	$763